BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details) - Future Gas Station (Beijing) Technology, Ltd	6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Goodwill	¥ 6,996,895		$ 985,492
Less: impairment for goodwill	(6,996,895)		(985,492)
Goodwill, net	0		$ 0
Impairment loss on goodwill	¥ 0	¥ 0